KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 68.8%
Communication Services - 10.4%
Alternative Carriers - 2.7%
Liberty Global Ltd. - Class C (a)	282,780	$3,206,725

Integrated Telecommunication Services - 3.4%
Verizon Communications, Inc.	84,446	4,055,941

Wireless Telecommunication Services - 4.3%
Vodafone Group PLC - ADR	328,227	5,185,987
Total Communication Services		12,448,653

Consumer Staples - 15.3%
Brewers - 2.8%
Molson Coors Beverage Co. - Class B	79,208	3,385,350

Consumer Staples Merchandise Retail - 3.4%
Carrefour SA - ADR (b)	1,022,618	4,098,142

Food Retail - 3.6%
J. Sainsbury PLC - ADR (b)	235,461	4,247,716

Packaged Foods & Meats - 2.5%
Cal-Maine Foods, Inc. (b)	17,005	1,313,806
Lamb Weston Holdings, Inc.	36,422	1,586,178
Magnum Ice Cream Co. NV (a)(b)	9,593	143,224
		3,043,208
Personal Care Products - 2.1%
Unilever PLC - ADR (b)	42,637	2,514,730

Tobacco - 0.9%
Philip Morris International, Inc.	6,608	1,090,783
Total Consumer Staples		18,379,929

Energy - 21.4%
Integrated Oil & Gas - 11.0%
Equinor ASA - ADR (b)	124,148	5,059,031
Suncor Energy, Inc.	60,220	4,122,661
TotalEnergies SE (b)	43,309	4,015,178
		13,196,870
Oil & Gas Equipment & Services - 4.1%
Oceaneering International, Inc. (a)(b)	130,286	4,890,936

KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Oil & Gas Exploration & Production - 6.3%
Harbour Energy PLC - ADR (b)	532,107	$2,181,638
Talos Energy, Inc. (a)	335,116	5,335,047
		7,516,685
Total Energy		25,604,491

Health Care - 3.7%
Pharmaceuticals - 3.7%
GSK PLC - ADR (b)	84,036	4,395,923

Industrials - 3.0%
Aerospace & Defense - 2.5%
Lockheed Martin Corp.	5,720	2,962,788

Air Freight & Logistics - 0.5%
United Parcel Service, Inc. - Class B	5,756	626,253
Total Industrials		3,589,041

Materials - 15.0%
Gold Mining - 15.0%
Agnico Eagle Mines Ltd.	37,910	7,135,041
Barrick Mining Corp.	185,952	7,315,352
Pan American Silver Corp.	68,330	3,572,976
Total Materials		18,023,369
TOTAL COMMON STOCKS (Cost $52,575,815)		82,441,406

EXCHANGE TRADED FUNDS - 30.4%
iShares 0-5 Year TIPS Bond ETF (c)	349,794	36,431,045
TOTAL EXCHANGE TRADED FUNDS (Cost $35,128,984)		36,431,045

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Real Estate - 0.4%
Timber REITs - 0.4%
Weyerhaeuser Co.	20,487	502,341
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $507,607)		502,341

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.9%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (d)	16,574,987	16,574,987
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,574,987)		16,574,987

KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares		Value
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.58% (d)	385,898		385,898
TOTAL MONEY MARKET FUNDS (Cost $385,898)			385,898

TOTAL INVESTMENTS - 113.8% (Cost $105,173,291)			$136,335,677
Liabilities in Excess of Other Assets - (13.8)%		(0.13789)	(16,521,469)
TOTAL NET ASSETS - 100.0%			$119,814,208

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $16,507,059.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

KEATING ACTIVE ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

Keating Active ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$—	$82,441,406	$—	$—	$82,441,406
Exchange Traded Funds	—	36,431,045	—	—	36,431,045
Real Estate Investment Trusts	—	502,341	—	—	502,341
Investments Purchased with Proceeds from Securities Lending(a)	16,574,987	—	—	—	16,574,987
Money Market Funds	—	385,898	—	—	385,898
Total Investments	$16,574,987	$119,760,690	$—	$—	$136,335,677

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $16,574,987 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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